Net (Loss)/Income Per Share	3 Months Ended
Mar. 31, 2026
Net (Loss)/Income Per Share [Abstract]
NET (LOSS)/INCOME PER SHARE
16.	NET (LOSS)/INCOME PER SHARE

The following table sets forth the basic and diluted net (loss)/income per share computation and provides a reconciliation of the numerator and denominator for the periods presented:

	For the three months ended March 31,
	2025	2026
	(Unaudited)	(Unaudited)
Numerator:
Net (loss)/income attributable to the company’s ordinary shareholders	$(3,402)	$728
Numerator for basic and diluted net (loss)/income per share calculation	$(3,402)	$728

Denominator:
Weighted average number of ordinary shares	102,432,043	102,009,359

Net (loss)/income attributable to the Company’s ordinary shareholders per ordinary share
—Basic and diluted	$(0.03)	$0.01

Net (loss)/income attributable to the Company’s ordinary shareholders per ordinary share
—Basic and diluted	$(0.03)	$0.01

For the three months ended March 31, 2025 and 2026, warrants were anti-dilutive and thus excluded from the calculation of diluted loss per share. The potential dilutive securities that were not included in the calculation of dilutive loss per share in three months ended March 31, 2025 and 2026 were 1,600,000 and 1,600,000, respectively.